Financial Instruments - Additional Information (Detail) (Scott Spirit [Member], USD $)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Jun. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Scott Spirit [Member]
Financial Instruments [Line Items]
Business acquisition purchase price	$ 116,000,000
Purchase price adjustment, maximum	12,000,000
Estimated fair value of the consideration liability based upon new ship days, number of days		198 days		219 days
Estimated fair value of the consideration liability based upon new ship days, average daily hire rate		59,888		59,255
Estimated increase in the daily rate for existing ship days		15,532		15,532
Existing ship days used to determine increase in daily rate used to estimate fair value of the consideration liability		365 days		365 days
Payout amount as provided for in the contingent consideration formula, Minimum	0
Additional purchase price paid by the Partnership			$ 5,900,000